As filed with the Securities and Exchange Commission on July 18, 2011

1933 Act:  Registration No.   33-2524

1940 Act:  Registration No. 811-4448

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☒

Pre-Effective Amendment No.        ☐

Post-Effective Amendment No.  59 ☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 52 ☒

UBS MASTER SERIES, INC.

[Exact Name of Registrant as Specified in Charter]

1285 Avenue of the Americas
New York, New York 10019-6028

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code:  (212) 821-3000

MARK F. KEMPER, ESQ.
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

(Name and Address of Agent for Service)

Copies to:
JACK W. MURPHY, ESQ.
Dechert LLP
1775 I Street, N.W.
Washington, D.C.  20006

Telephone: (202) 261-3300

Approximate Date of Proposed Public Offering:  Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:
☒	Immediately upon filing pursuant to Rule 485(b)

☐	On , pursuant to Rule 485(b)

☐	60 days after filing pursuant to Rule 485(a)(1)
☐	On , pursuant to Rule 485(a)(1)
☐	75 days after filing pursuant to Rule 485(a)(2)
☐	On , pursuant to Rule 485(a)(2)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Class A, B and C Shares of Common Stock of UBS Money Market Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 18th day of July, 2011.

UBS MASTER SERIES, INC.

By:	/s/ Keith A. Weller
Keith A. Weller
Vice President and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Richard Q. Armstrong	Director and Chairman of the Board of Directors	July 18, 2011
Richard Q. Armstrong*

/s/ Alan S. Bernikow	Director	July 18, 2011
Alan S. Bernikow*

/s/ Richard R. Burt	Director	July 18, 2011
Richard R. Burt*

/s/ Mark E. Carver	President	July 18, 2011
Mark E. Carver**

/s/ Thomas Disbrow	Vice President and Treasurer	July 18, 2011
Thomas Disbrow

/s/ Meyer Feldberg	Director	July 18, 2011
Meyer Feldberg*

/s/ Bernard H. Garil	Director	July 18, 2011
Bernard H. Garil*

/s/ Heather R. Higgins	Director	July 18, 2011
Heather R. Higgins*

/s/ Barry M. Mandinach	Director	July 18, 2011
Barry M. Mandinach***

*                                         Signatures affixed by Stephen T. Cohen pursuant to Powers of Attorney dated November 14, 2007 and incorporated by reference from Post-Effective Amendment No. 53 to the Registrant’s registration statement.

**                                  Signature affixed by Stephen T. Cohen pursuant to Powers of Attorney dated May 19, 2010 and incorporated by reference from Post-Effective Amendment No. 52 to the registration statement of UBS Cashfund Inc., SEC File No. 2-60655, filed May 25, 2010.

***                           Signature affixed by Stephen T. Cohen pursuant to Powers of Attorney dated July 20, 2010 and incorporated by reference from Post-Effective Amendment No. 53 to the registration statement of UBS Cashfund Inc., SEC File No. 2-60655, filed July 28, 2010.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase